Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Short-Term Debt/Long-Term Debt [Abstract]
Summary of short-term debt and weighted average annual interest rates

(in millions)	December 31, 2012	December 31, 2011
$600 million commercial paper program (0.29% and 0.30%, respectively)	$300	$300
$600 million promissory note and line of credit (1.90% and 1.73%, respectively)	$—	$477

Total short-term debt	$300	$777